Estimated Fair Value of Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2011
Fair Value, by Balance Sheet Grouping

The following information is provided to help readers gain an understanding of the relationship between amounts reported in the accompanying consolidated financial statements and the related market or fair value.

The disclosures include financial instruments and derivatives financial instruments, except for investment in direct financing leases, investment in subsidiaries and affiliates, pension obligations and insurance contracts.

March 31, 2010

	Millions of yen
	Carrying amount	Estimated fair value
Trading instruments
Trading securities	¥49,596	¥49,596
Futures, Foreign exchange contracts:
Assets	1,198	1,198
Liabilities	766	766
Credit derivatives held/written:
Assets	528	528
Liabilities	40	40
Options held/written, Caps held:
Assets	555	555
Liabilities	189	189
Non-trading instruments
Assets:
Cash and cash equivalents	¥639,087	¥639,087
Restricted cash	77,486	77,486
Time deposits	548	548
Installment loans (net of allowance for probable loan losses)	2,330,697	2,318,466
Investment in securities:
Practicable to estimate fair value	903,658	902,943
Not practicable to estimate fair value	150,904	150,904
Liabilities:
Short-term debt	573,565	573,565
Deposits	853,269	855,620
Long-term debt	3,836,270	3,869,238
Futures, Foreign exchange contracts:
Assets	877	877
Liabilities	4,971	4,971
Foreign currency swap agreements:
Assets	13,724	13,724
Liabilities	23,053	23,053
Interest rate swap agreements:
Assets	192	192
Liabilities	2,956	2,956

March 31, 2011

	Millions of yen		Millions of U.S. dollars
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Trading instruments
Trading securities	¥71,991	¥71,991	$866	$866
Futures, Foreign exchange contracts:
Assets	1,524	1,524	18	18
Liabilities	1,254	1,254	15	15
Credit derivatives held/written:
Assets	49	49	1	1
Liabilities	236	236	3	3
Options held/written, Caps held, and other:
Assets	3,467	3,467	42	42
Liabilities	2,071	2,071	25	25

Non-trading instruments
Assets:
Cash and cash equivalents	¥732,127	¥732,127	$8,805	$8,805
Restricted cash	118,065	118,065	1,420	1,420
Time deposits	5,148	5,148	62	62
Installment loans (net of allowance for probable loan losses)	2,850,215	2,860,886	34,278	34,406
Investment in securities:
Practicable to estimate fair value	937,129	937,541	11,270	11,275
Not practicable to estimate fair value	166,261	166,261	2,000	2,000
Liabilities:
Short-term debt	478,633	478,633	5,756	5,756
Deposits	1,065,175	1,070,513	12,810	12,874
Long-term debt	4,531,268	4,491,271	54,495	54,014
Futures, Foreign exchange contracts:
Assets	1,109	1,109	13	13
Liabilities	3,714	3,714	45	45
Foreign currency swap agreements:
Assets	14,766	14,766	178	178
Liabilities	33,481	33,481	403	403
Interest rate swap agreements:
Assets	2,070	2,070	25	25
Liabilities	1,320	1,320	16	16